Financial Risk Factors and Risk Management - Designated Hedging Instruments in Foreign Currency Exchange Rate Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Carrying amount
Other financial assets	€ 1,984	€ 2,145
Forecasted License Payments | Foreign Currency
FINANCIAL RISK FACTORS
Notional amount	533
Carrying amount
Other financial assets	2
Other financial liabilities	(9)
Change in value recognised in OCI	4
Hedge ineffectiveness recognised in Finance Income, net	0
Cost of hedging recognized in OCI	2
Amount reclassified from cash flow hedge in OCI to Other non-operating income, net	22
Amount reclassified from cost of hedging in OCI to Finance Income, net	€ (5)